Distribution Date:	03/12/24	GS Mortgage Securities Corporation II
Determination Date:	03/06/24
Next Distribution Date:	04/12/24
Record Date:	02/29/24	Commercial Mortgage Pass-Through Certificates
Series 2014-GC22

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	3		Attention: Scott Epperson	(212) 902-1000	scott.epperson@gs.com; gs-
					refgsecuritization@gs.com
Certificate Interest Reconciliation Detail	4		200 West Street | New York, NY 10282 | United States
Exchangeable Certificate Detail	5	Master Servicer	Wells Fargo Bank, N.A.
Additional Information	6		Investor Relations		REAM_InvestorRelations@WellsFargo.com
Bond / Collateral Reconciliation - Cash Flows	7		1901 Harrison Street | Oakland, CA 94612 | United States
Bond / Collateral Reconciliation - Balances	8	Special Servicer	CWCapital Asset Management LLC
Current Mortgage Loan and Property Stratification	9-13		Brian Hanson		bhanson@cwcapital.com
			900 19th Street, NW, 8th Floor | Washington, DC 20006 | United States
Mortgage Loan Detail (Part 1)	14-15
		Operating Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	16-17
			Don Simon	(203) 660-6100
Principal Prepayment Detail	18		PO Box 4839 | Greenwich, CT 06831 | United States
Historical Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Delinquency Loan Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	21				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 1	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	23	Trustee	Deutsche Bank Trust Company Americas
Modified Loan Detail	24		Karlene Benvenuto		karlene.benvenuto@db.com
			1761 East St. Andrew Place | Santa Ana, CA 92705 | United States
Historical Liquidated Loan Detail	25
		Controlling Class	Deer Park Road Management Company, LP
Historical Bond / Collateral Loss Reconciliation Detail	26	Representative
Interest Shortfall Detail - Collateral Level	27		KPatten@deerparkrd.com	(970) 457-4340	KPatten@deerparkrd.com
Supplemental Notes	28		1195 Bangtail Way | Steamboat Springs, CO 80487 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	36253BAQ6	1.290000%	36,754,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	36253BAR4	2.903000%	8,879,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	36253BAS2	3.516000%	197,682,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	36253BAT0	3.587000%	160,000,000.00	119,883,134.94	44,150,623.15	358,350.67	0.00	0.00	44,508,973.82	75,732,511.79	49.41%	30.00%
A-5	36253BAU7	3.862000%	217,072,000.00	217,072,000.00	0.00	698,610.05	0.00	0.00	698,610.05	217,072,000.00	49.41%	30.00%
A-AB	36253BAV5	3.467000%	52,638,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	36253BAY9	4.113000%	46,872,000.00	46,872,000.00	0.00	160,653.78	0.00	0.00	160,653.78	46,872,000.00	41.31%	25.13%
B	36253BAZ6	4.391000%	72,110,000.00	72,110,000.00	0.00	263,862.51	0.00	0.00	263,862.51	72,110,000.00	28.85%	17.63%
C	36253BBB8	4.695729%	38,458,000.00	38,458,000.00	0.00	150,490.30	0.00	0.00	150,490.30	38,458,000.00	22.20%	13.63%
D	36253BAE3	4.695729%	60,092,000.00	60,092,000.00	0.00	235,146.47	0.00	0.00	235,146.47	60,092,000.00	11.82%	7.38%
E	36253BAG8	3.582000%	16,826,000.00	16,826,000.00	0.00	50,225.61	0.00	0.00	50,225.61	16,826,000.00	8.91%	5.63%
F*	36253BAJ2	3.582000%	20,431,000.00	20,431,000.00	0.00	15,765.30	0.00	0.00	15,765.30	20,431,000.00	5.38%	3.50%
G	36253BAL7	3.582000%	33,651,512.00	31,155,223.45	0.00	0.00	0.00	0.00	0.00	31,155,223.45	0.00%	0.00%
S	36253BBC6	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	36253BAN3	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			961,465,514.00	622,899,358.39	44,150,623.15	1,933,104.69	0.00	0.00	46,083,727.84	578,748,735.24

X-A	36253BAW3	0.888970%	719,897,000.00	383,827,134.94	0.00	284,342.41	0.00	0.00	284,342.41	339,676,511.79
X-B	36253BAX1	0.304729%	72,110,000.00	72,110,000.00	0.00	18,311.69	0.00	0.00	18,311.69	72,110,000.00
X-C	36253BAA1	1.113729%	16,826,000.00	16,826,000.00	0.00	15,616.34	0.00	0.00	15,616.34	16,826,000.00
X-D	36253BAC7	1.113729%	54,082,512.00	51,586,223.45	0.00	47,877.57	0.00	0.00	47,877.57	51,586,223.45
Notional SubTotal			862,915,512.00	524,349,358.39	0.00	366,148.01	0.00	0.00	366,148.01	480,198,735.24

Deal Distribution Total					44,150,623.15	2,299,252.70	0.00	0.00	46,449,875.85

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	36253BAQ6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	36253BAR4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	36253BAS2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	36253BAT0	749.26959338	275.94139469	2.23969169	0.00000000	0.00000000	0.00000000	0.00000000	278.18108638	473.32819869
A-5	36253BAU7	1,000.00000000	0.00000000	3.21833332	0.00000000	0.00000000	0.00000000	0.00000000	3.21833332	1,000.00000000
A-AB	36253BAV5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	36253BAY9	1,000.00000000	0.00000000	3.42750000	0.00000000	0.00000000	0.00000000	0.00000000	3.42750000	1,000.00000000
B	36253BAZ6	1,000.00000000	0.00000000	3.65916669	0.00000000	0.00000000	0.00000000	0.00000000	3.65916669	1,000.00000000
C	36253BBB8	1,000.00000000	0.00000000	3.91310781	0.00000000	0.00000000	0.00000000	0.00000000	3.91310781	1,000.00000000
D	36253BAE3	1,000.00000000	0.00000000	3.91310773	0.00000000	0.00000000	0.00000000	0.00000000	3.91310773	1,000.00000000
E	36253BAG8	1,000.00000000	0.00000000	2.98500000	0.00000000	0.00000000	0.00000000	0.00000000	2.98500000	1,000.00000000
F	36253BAJ2	1,000.00000000	0.00000000	0.77163624	2.21336352	13.05663746	0.00000000	0.00000000	0.77163624	1,000.00000000
G	36253BAL7	925.81942380	0.00000000	0.00000000	2.76357092	64.24399593	0.00000000	0.00000000	0.00000000	925.81942380
S	36253BBC6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	36253BAN3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	36253BAW3	533.16951583	0.00000000	0.39497652	0.00000000	0.00000000	0.00000000	0.00000000	0.39497652	471.84043244
X-B	36253BAX1	1,000.00000000	0.00000000	0.25394106	0.00000000	0.00000000	0.00000000	0.00000000	0.25394106	1,000.00000000
X-C	36253BAA1	1,000.00000000	0.00000000	0.92810769	0.00000000	0.00000000	0.00000000	0.00000000	0.92810769	1,000.00000000
X-D	36253BAC7	953.84296221	0.00000000	0.88526898	0.00000000	0.00000000	0.00000000	0.00000000	0.88526898	953.84296221

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	02/01/24 - 02/29/24	30	0.00	358,350.67	0.00	358,350.67	0.00	0.00	0.00	358,350.67	0.00
A-5	02/01/24 - 02/29/24	30	0.00	698,610.05	0.00	698,610.05	0.00	0.00	0.00	698,610.05	0.00
A-AB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	02/01/24 - 02/29/24	30	0.00	284,342.41	0.00	284,342.41	0.00	0.00	0.00	284,342.41	0.00
X-B	02/01/24 - 02/29/24	30	0.00	18,311.69	0.00	18,311.69	0.00	0.00	0.00	18,311.69	0.00
X-C	02/01/24 - 02/29/24	30	0.00	15,616.34	0.00	15,616.34	0.00	0.00	0.00	15,616.34	0.00
X-D	02/01/24 - 02/29/24	30	0.00	47,877.57	0.00	47,877.57	0.00	0.00	0.00	47,877.57	0.00
A-S	02/01/24 - 02/29/24	30	0.00	160,653.78	0.00	160,653.78	0.00	0.00	0.00	160,653.78	0.00
B	02/01/24 - 02/29/24	30	0.00	263,862.51	0.00	263,862.51	0.00	0.00	0.00	263,862.51	0.00
C	02/01/24 - 02/29/24	30	0.00	150,490.30	0.00	150,490.30	0.00	0.00	0.00	150,490.30	0.00
D	02/01/24 - 02/29/24	30	0.00	235,146.47	0.00	235,146.47	0.00	0.00	0.00	235,146.47	0.00
E	02/01/24 - 02/29/24	30	0.00	50,225.61	0.00	50,225.61	0.00	0.00	0.00	50,225.61	0.00
F	02/01/24 - 02/29/24	30	220,879.60	60,986.53	0.00	60,986.53	45,221.23	0.00	0.00	15,765.30	266,760.16
G	02/01/24 - 02/29/24	30	2,062,751.94	92,998.34	0.00	92,998.34	92,998.34	0.00	0.00	0.00	2,161,907.60
S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			2,283,631.54	2,437,472.27	0.00	2,437,472.27	138,219.57	0.00	0.00	2,299,252.70	2,428,667.76

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	36253BAY9	4.113000%	46,872,000.00	46,872,000.00	0.00	160,653.78	0.00	0.00	160,653.78	46,872,000.00
A-S (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	36253BAZ6	4.391000%	72,110,000.00	72,110,000.00	0.00	263,862.51	0.00	0.00	263,862.51	72,110,000.00
B (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	36253BBB8	4.695729%	38,458,000.00	38,458,000.00	0.00	150,490.30	0.00	0.00	150,490.30	38,458,000.00
C (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			157,440,000.03	157,440,000.00	0.00	575,006.59	0.00	0.00	575,006.59	157,440,000.00

Exchangeable Certificate Details
PEZ	36253BBA0	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 28

	Additional Information

Total Available Distribution Amount (1)	46,449,875.85
Specially Serviced Loans not Delinquent
Number of Outstanding Loans	4
Aggregate Unpaid Principal Balance	222,370,261.85
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,357,644.69	Master Servicing Fee	8,931.92
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	1,570.57
Interest Adjustments	0.00	Trustee Fee	260.93
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	250.89
ARD Interest	0.00	Operating Advisor Fee	677.40
Net Prepayment Interest Excess / (Shortfall)	0.00	CCRE Strip - Cantor Commercial Real Estate Lending, L.P.	974.14
Extension Interest	0.00
Interest Reserve Withdrawal	92,493.43
Total Interest Collected	2,450,138.12	Total Fees	12,665.85

Principal		Expenses/Reimbursements
Scheduled Principal	22,051,470.22	Reimbursement for Interest on Advances	30.28
Unscheduled Principal Collections		ASER Amount	101,788.04
Principal Prepayments	22,099,152.93	Special Servicing Fees (Monthly)	36,401.25
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	44,150,623.15	Total Expenses/Reimbursements	138,219.57

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,299,252.70
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	44,150,623.15
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	46,449,875.85
Total Funds Collected	46,600,761.27	Total Funds Distributed	46,600,761.27

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	622,899,358.39	622,899,358.39	Beginning Certificate Balance	622,899,358.39
(-) Scheduled Principal Collections	22,051,470.22	22,051,470.22	(-) Principal Distributions	44,150,623.15
(-) Unscheduled Principal Collections	22,099,152.93	22,099,152.93	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	578,748,735.24	578,748,735.24	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	623,591,349.30	623,591,349.30	Ending Certificate Balance	578,748,735.24
Ending Actual Collateral Balance	579,498,439.10	579,498,439.10

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.70%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	5	61,060,317.75	10.55%	2	4.9164	NAP	Defeased	5	61,060,317.75	10.55%	2	4.9164	NAP
3,000,000 or less	4	9,286,603.59	1.60%	3	5.0002	2.075494	1.30 or less	9	164,122,325.89	28.36%	(16)	4.5993	0.299881
3,000,001 to 5,000,000	10	40,313,848.73	6.97%	2	4.8987	2.218211	1.31-1.40	2	12,748,827.93	2.20%	3	4.7916	1.336539
5,000,001 to 10,000,000	11	74,870,413.54	12.94%	3	4.8786	1.294539	1.41-1.50	4	138,074,415.98	23.86%	1	4.6563	1.478705
10,000,001 to 15,000,000	7	80,580,020.99	13.92%	3	4.6946	1.386647	1.51-1.60	2	16,341,934.72	2.82%	3	4.6599	1.542771
15,000,001 to 20,000,000	1	17,637,530.64	3.05%	3	4.7190	(1.180400)	1.61-1.70	4	110,419,036.62	19.08%	2	4.6411	1.623261
20,000,001 to 30,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.71-1.80	2	14,751,859.45	2.55%	3	4.7563	1.789639
30,000,001 to 60,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.81-1.90	0	0.00	0.00%	0	0.0000	0.000000
60,000,001 to 80,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91-2.20	6	33,966,997.33	5.87%	2	4.9876	2.068701
80,000,001 to 100,000,000	2	185,000,000.00	31.97%	(14)	4.5262	0.991965	2.21 or greater	7	27,263,019.57	4.71%	2	4.9004	2.627557
100,000,001 or greater	1	110,000,000.00	19.01%	1	4.6600	1.483000	Totals	41	578,748,735.24	100.00%	(3)	4.7013	1.274226
Totals	41	578,748,735.24	100.00%	(3)	4.7013	1.274226
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	14	61,060,317.75	10.55%	2	4.9164	NAP
							Defeased	14	61,060,317.75	10.55%	2	4.9164	NAP
Alabama	3	16,236,776.55	2.81%	3	4.6988	1.732448
							Industrial	3	17,014,104.90	2.94%	2	4.7725	1.976108
Arizona	1	6,057,726.82	1.05%	2	4.9290	2.189500
							Lodging	2	18,472,000.05	3.19%	2	5.0573	1.179413
California	3	14,711,427.03	2.54%	3	4.9018	1.825076
							Mixed Use	3	99,055,629.63	17.12%	(28)	4.4693	0.493356
Colorado	3	7,392,310.05	1.28%	3	4.8322	1.521725
							Multi-Family	3	21,272,668.70	3.68%	3	4.6518	1.356271
Florida	2	15,876,719.02	2.74%	2	4.6358	1.448646
							Office	15	181,340,135.31	31.33%	2	4.6575	1.210542
Georgia	1	4,458,424.94	0.77%	3	4.9175	1.795500
							Retail	14	169,844,604.60	29.35%	2	4.7463	1.541560
Indiana	1	2,496,521.94	0.43%	3	5.1000	2.654600
							Self Storage	5	10,689,274.59	1.85%	3	5.0182	2.685627
Kentucky	1	12,197,696.85	2.11%	3	4.6500	1.479100
							Totals	59	578,748,735.24	100.00%	(3)	4.7013	1.274226
Maine	1	110,000,000.00	19.01%	1	4.6600	1.483000

Michigan	6	33,050,464.56	5.71%	3	4.8050	0.321780

New Hampshire	1	11,549,457.34	2.00%	2	4.7400	0.753300

North Carolina	4	104,784,042.04	18.11%	(26)	4.5327	0.469509

Ohio	2	20,131,021.66	3.48%	3	4.7168	1.020643

Pennsylvania	4	22,096,412.85	3.82%	3	4.9525	1.489955

South Carolina	2	19,075,884.91	3.30%	2	4.8982	1.669501

Texas	3	17,573,530.21	3.04%	3	4.6637	1.671723

Washington	7	100,000,001.00	17.28%	2	4.6080	1.616600

Totals	59	578,748,735.24	100.00%	(3)	4.7013	1.274226

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	61,060,317.75	10.55%	2	4.9164	NAP	Defeased	5	61,060,317.75	10.55%	2	4.9164	NAP
	4.500% or less	1	85,000,000.00	14.69%	(33)	4.4300	0.257100	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	12	313,009,751.05	54.08%	2	4.6407	1.341531	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	15	87,879,576.23	15.18%	2	4.8929	1.698243	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.250%	8	31,799,090.21	5.49%	3	5.0800	1.640776	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.251% or greater	0	0.00	0.00%	0	0.0000	0.000000	49 months or greater	36	517,688,417.49	89.45%	(4)	4.6759	1.242411
	Totals	41	578,748,735.24	100.00%	(3)	4.7013	1.274226	Totals	41	578,748,735.24	100.00%	(3)	4.7013	1.274226
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	61,060,317.75	10.55%	2	4.9164	NAP	Defeased	5	61,060,317.75	10.55%	2	4.9164	NAP
	60 months or less	36	517,688,417.49	89.45%	(4)	4.6759	1.242411	Interest Only	3	295,000,000.00	50.97%	(8)	4.5761	1.175063
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	33	222,688,417.49	38.48%	3	4.8081	1.331629
	Totals	41	578,748,735.24	100.00%	(3)	4.7013	1.274226	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	41	578,748,735.24	100.00%	(3)	4.7013	1.274226
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	5	61,060,317.75	10.55%	2	4.9164	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	33	501,136,265.81	86.59%	(4)	4.6729	1.216313
	13 months to 24 months	2	6,218,492.61	1.07%	3	4.9459	3.005819
	25 months or greater	1	10,333,659.07	1.79%	2	4.6580	1.446900
	Totals	41	578,748,735.24	100.00%	(3)	4.7013	1.274226
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	304101154	RT	South Portland	ME	Actual/360	4.660%	412,927.78	0.00	0.00	N/A	04/03/24	--	110,000,000.00	110,000,000.00	03/03/24
2	302090002	OF	Seattle	WA	Actual/360	4.608%	371,200.00	0.00	0.00	N/A	05/06/24	--	100,000,000.00	100,000,000.00	03/06/24
3	304101183	MU	Charlotte	NC	Actual/360	4.430%	303,331.94	0.00	0.00	N/A	06/06/21	--	85,000,000.00	85,000,000.00	12/06/21
7	302090007	MF	Various	IL	Actual/360	4.990%	124,243.24	54,314.90	0.00	N/A	06/06/24	--	30,908,415.03	30,854,100.13	03/06/24
10	407000259	OF	Huntsville	AL	Actual/360	4.595%	46,737.71	30,109.65	0.00	N/A	06/06/24	--	12,627,973.95	12,597,864.30	03/06/24
11	407000257	IN	Tampa	FL	Actual/360	4.595%	20,564.59	13,248.25	0.00	N/A	06/06/24	--	5,556,308.31	5,543,060.06	03/06/24
12	302090012	OF	Southfield	MI	Actual/360	4.719%	67,216.90	44,535.89	0.00	N/A	06/06/24	--	17,682,066.53	17,637,530.64	10/06/23
13	302090013	MF	Shelby Township	MI	Actual/360	4.592%	54,533.81	14,742,409.04	0.00	N/A	06/06/24	--	14,742,409.04	0.00	03/06/24
14	302090014	MF	Kent	OH	Actual/360	4.597%	49,930.63	34,421.12	0.00	N/A	06/06/24	--	13,483,327.11	13,448,905.99	03/06/24
17	302090017	OF	Lexington	KY	Actual/360	4.650%	45,799.05	28,968.29	0.00	N/A	06/06/24	--	12,226,665.14	12,197,696.85	03/06/24
18	304101176	OF	Portsmouth	NH	Actual/360	4.740%	44,211.39	29,255.92	0.00	N/A	05/06/24	--	11,578,713.42	11,549,457.50	03/06/24
19	302090019	SS	Various	AL	Actual/360	4.590%	45,040.25	12,181,269.91	0.00	N/A	06/06/24	03/06/24	12,181,269.91	0.00	03/06/24
20	407000250	MU	Aventura	FL	Actual/360	4.658%	38,873.88	26,414.84	0.00	N/A	05/06/24	--	10,360,073.91	10,333,659.07	03/06/24
21	695100282	LO	North Charleston	SC	Actual/360	4.995%	40,977.94	25,013.54	0.00	N/A	05/06/24	--	10,184,016.31	10,159,002.77	03/06/24
22	695100292	RT	Johnstown	PA	Actual/360	4.860%	38,191.97	22,562.32	0.00	N/A	06/06/24	--	9,755,293.53	9,732,731.21	12/06/21
23	302090023	RT	Tyler	TX	Actual/360	4.686%	38,935.82	20,044.64	0.00	N/A	06/06/24	--	10,313,479.15	10,293,434.51	03/06/24
24	302090024	MH	Various	Various	Actual/360	5.077%	35,793.78	21,179.18	0.00	N/A	04/06/24	--	8,751,089.21	8,729,910.03	03/06/24
25	695100285	RT	Buffalo Grove	IL	Actual/360	4.735%	33,785.04	20,893.04	0.00	05/06/24	05/06/29	05/06/24	8,857,454.87	8,836,561.83	03/06/24
26	304101169	LO	Broomfield	CO	Actual/360	4.700%	32,292.30	21,646.03	0.00	N/A	05/06/24	--	8,529,146.68	8,507,500.65	03/06/24
27	695100294	OF	Myrtle Beach	SC	Actual/360	4.788%	34,467.62	19,498.23	0.00	N/A	06/06/24	--	8,936,380.29	8,916,882.06	03/06/24
28	302090028	LO	Pineville	NC	Actual/360	5.133%	34,459.78	20,041.23	0.00	N/A	06/06/24	--	8,333,038.43	8,312,997.20	03/06/24
29	302090029	SS	Various	GA	Actual/360	4.590%	33,780.18	9,135,952.60	0.00	N/A	06/06/24	03/06/24	9,135,952.60	0.00	03/06/24
30	304101179	RT	Various	Various	Actual/360	5.000%	29,855.89	7,412,495.73	0.00	N/A	06/06/24	--	7,412,495.73	0.00	03/06/24
31	302090031	OF	Cincinnati	OH	Actual/360	4.958%	26,753.98	16,520.89	0.00	N/A	05/06/24	--	6,698,636.71	6,682,115.82	03/06/24
32	302090032	IN	Charlotte	NC	Actual/360	4.859%	25,972.08	16,548.60	0.00	N/A	05/06/24	--	6,636,039.88	6,619,491.28	03/06/24
34	304101178	OF	San Diego	CA	Actual/360	4.870%	25,288.42	15,966.15	0.00	N/A	06/06/24	--	6,446,103.78	6,430,137.63	03/06/24
35	407000239	RT	Gilbert	AZ	Actual/360	4.929%	24,112.37	15,025.70	0.00	N/A	05/06/24	--	6,072,752.84	6,057,727.14	03/06/24
36	302090036	OF	College Station	TX	Actual/360	4.519%	19,470.11	20,625.47	0.00	N/A	05/06/24	--	5,349,075.37	5,328,449.90	03/06/24

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
37	302090037	RT	Various	Various	Actual/360	4.995%	23,320.77	14,235.36	0.00	N/A	05/06/24	--	5,795,781.13	5,781,545.77	03/06/24
38	304101180	RT	Pittsburgh	PA	Actual/360	5.070%	22,375.29	13,270.19	0.00	N/A	06/06/24	--	5,478,545.66	5,465,275.47	03/06/24
42	302090042	IN	Charlotte	NC	Actual/360	4.859%	19,035.44	12,128.78	0.00	N/A	05/06/24	--	4,863,682.20	4,851,553.42	03/06/24
43	304101171	RT	Altoona	PA	Actual/360	5.020%	17,437.90	15,950.19	0.00	N/A	05/06/24	--	4,312,161.65	4,296,211.46	03/06/24
44	407000252	RT	Athens	GA	Actual/360	4.918%	17,704.87	11,011.84	0.00	N/A	06/06/24	--	4,469,436.78	4,458,424.94	03/06/24
45	304101184	SS	Various	Various	Actual/360	4.940%	18,160.87	9,830.07	0.00	N/A	05/06/24	--	4,563,670.47	4,553,840.40	03/06/24
46	304101175	MF	Clio	MI	Actual/360	4.860%	16,218.18	10,328.80	0.00	N/A	05/06/24	--	4,142,573.91	4,132,245.11	03/06/24
47	695100287	MF	Warren	MI	Actual/360	4.623%	15,232.10	10,468.89	0.00	N/A	05/06/24	--	4,090,161.12	4,079,692.23	03/06/24
48	304101174	MF	Big Rapids	MI	Actual/360	4.880%	14,755.06	9,337.72	0.00	N/A	05/06/24	--	3,753,408.14	3,744,070.42	03/06/24
49	302090049	RT	Centennial	CO	Actual/360	4.800%	14,849.21	8,367.23	0.00	N/A	06/06/24	--	3,840,313.10	3,831,945.87	03/06/24
50	302090050	MU	Palm Springs	CA	Actual/360	4.843%	14,552.77	8,645.67	0.00	N/A	06/06/24	--	3,730,616.34	3,721,970.67	02/06/24
51	304101187	SS	Various	AL	Actual/360	5.060%	14,868.67	8,845.53	0.00	N/A	06/06/24	--	3,647,757.78	3,638,912.25	03/06/24
53	695100286	RT	Farmington Hills	MI	Actual/360	5.089%	12,892.31	7,643.61	0.00	N/A	05/06/24	--	3,144,870.68	3,137,227.07	03/06/24
54	304101182	SS	Indianapolis	IN	Actual/360	5.100%	10,279.67	5,628.76	0.00	N/A	06/06/24	--	2,502,150.70	2,496,521.94	03/06/24
55	695100290	RT	Troy	MI	Actual/360	5.030%	9,339.58	5,608.14	0.00	N/A	06/06/24	--	2,304,962.16	2,299,354.02	02/06/24
57	302090057	RT	Centennial	CO	Actual/360	4.800%	9,060.54	5,105.42	0.00	N/A	06/06/24	--	2,343,242.25	2,338,136.83	03/06/24
58	302090058	RT	Novi	MI	Actual/360	5.070%	8,813.01	5,255.79	0.00	N/A	05/06/24	--	2,157,846.59	2,152,590.80	03/06/24
Totals							2,357,644.69	44,150,623.15	0.00				622,899,358.39	578,748,735.24
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	17,496,770.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	19,545,022.04	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	500,350.00	01/01/23	06/30/23	08/07/23	21,909,972.38	926,130.15	224,258.95	7,641,917.21	2,584,119.34	0.00
7	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
10	1,509,181.00	1,238,011.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
11	959,010.96	512,419.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
12	(701,853.70)	(802,639.95)	01/01/23	09/30/23	--	0.00	0.00	110,891.03	554,639.01	0.00	0.00
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
14	1,015,075.48	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,615,497.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	839,624.75	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	1,176,325.07	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,491,389.22	1,764,872.45	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
22	631,123.00	313,064.00	01/01/23	09/30/23	10/06/23	6,136,278.62	456,883.11	36,541.78	1,174,571.17	99,941.79	0.00
23	1,340,425.37	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	713,363.04	689,641.30	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
28	309,171.00	272,749.00	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	954,774.70	951,775.85	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
31	752,542.66	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,238,346.05	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	619,214.67	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1,099,695.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	544,508.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
37	733,527.93	630,950.34	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
38	991,330.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	885,694.94	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	833,821.13	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	667,135.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	1,006,063.56	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	0.00	672,431.48	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	229,547.41	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
49	375,284.03	300,972.52	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	694,795.90	01/01/22	09/30/22	--	0.00	0.00	23,108.29	23,108.29	0.00	0.00
51	687,518.75	514,415.80	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
53	481,974.00	389,445.25	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
54	514,486.67	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
55	356,353.59	243,324.06	01/01/23	09/30/23	--	0.00	0.00	14,929.15	14,929.15	0.00	0.00
57	318,260.22	153,680.85	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
58	259,715.10	317,173.19	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	61,260,372.15	9,586,979.45				28,046,251.00	1,383,013.26	409,729.20	9,409,164.83	2,684,061.13	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 28

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
13	302090013	14,704,752.90	Payoff Prior to Maturity	0.00	0.00
30	304101179	7,394,400.03	Payoff Prior to Maturity	0.00	0.00
Totals		22,099,152.93		0.00	0.00
(1) Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 18 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
03/12/24	0	0.00	0	0.00	2	27,370,261.85	0	0.00	2	94,732,731.21	0	0.00	0	0.00	2	22,099,152.93	4.701267%	4.628009%	(3)
02/12/24	0	0.00	0	0.00	2	27,437,360.06	0	0.00	2	94,755,293.53	0	0.00	0	0.00	1	13,347,396.27	4.698562%	4.628194%	(2)
01/12/24	0	0.00	1	17,721,805.29	1	9,775,138.86	0	0.00	2	94,775,138.86	0	0.00	0	0.00	0	0.00	4.708930%	4.642964%	0
12/12/23	1	17,761,383.22	0	0.00	1	9,794,901.49	0	0.00	2	94,794,901.49	0	0.00	0	0.00	1	2,309,053.18	4.709036%	4.643089%	1
11/10/23	0	0.00	0	0.00	1	9,815,901.38	0	0.00	2	94,815,901.38	0	0.00	0	0.00	0	0.00	4.711547%	4.652005%	2
10/13/23	0	0.00	0	0.00	1	9,835,494.13	0	0.00	2	94,835,494.13	0	0.00	0	0.00	0	0.00	4.711654%	4.652136%	3
09/12/23	0	0.00	0	0.00	1	9,856,330.28	0	0.00	2	94,856,330.28	0	0.00	0	0.00	0	0.00	4.711768%	4.652276%	4
08/11/23	0	0.00	0	0.00	1	9,875,754.54	0	0.00	2	94,875,754.54	0	0.00	0	0.00	0	0.00	4.711873%	4.652405%	5
07/12/23	0	0.00	0	0.00	1	9,895,097.85	0	0.00	2	94,895,097.85	0	0.00	0	0.00	0	0.00	4.711978%	4.652534%	6
06/12/23	0	0.00	0	0.00	1	9,915,693.58	0	0.00	2	94,915,693.58	0	0.00	0	0.00	0	0.00	4.712089%	4.652670%	7
05/12/23	0	0.00	0	0.00	1	9,934,870.44	0	0.00	2	94,934,870.44	0	0.00	0	0.00	0	0.00	4.712192%	4.652797%	8
04/13/23	0	0.00	0	0.00	1	9,955,305.74	0	0.00	2	94,955,305.74	0	0.00	0	0.00	0	0.00	4.712303%	4.652932%	9
(1) Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 19 of 28

					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
3	304101183	12/06/21	26	5	224,258.95	7,641,917.21	6,340,287.14	85,000,000.00	03/16/21	7			08/24/22
12	302090012	10/06/23	4	6	110,891.03	554,639.01	6,761.30	17,842,374.04	11/21/23	13
22	695100292	12/06/21	26	6	36,541.78	1,174,571.17	179,908.55	10,263,337.83	05/10/19	7			04/11/22
50	302090050	02/06/24	0	B	23,108.29	23,108.29	0.00	3,730,616.34
55	695100290	02/06/24	0	B	14,929.15	14,929.15	0.00	2,304,962.16
Totals					409,729.20	9,409,164.83	6,526,956.99	119,141,290.37
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		85,000,000	0	0		85,000,000
0 - 6 Months		493,748,735	466,378,473	17,637,531		9,732,731
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Mar-24	578,748,735	466,378,473	0	0	17,637,531	94,732,731
Feb-24	622,899,358	510,461,998	0	0	17,682,067	94,755,294
Jan-24	711,105,949	598,609,005	0	17,721,805	0	94,775,139
Dec-23	711,957,967	599,401,682	17,761,383	0	0	94,794,901
Nov-23	715,176,071	620,360,169	0	0	0	94,815,901
Oct-23	716,025,509	621,190,014	0	0	0	94,835,494
Sep-23	716,927,551	622,071,220	0	0	0	94,856,330
Aug-23	717,769,776	622,894,022	0	0	0	94,875,755
Jul-23	718,608,534	623,713,436	0	0	0	94,895,098
Jun-23	719,500,281	624,584,588	0	0	0	94,915,694
May-23	720,331,913	625,397,042	0	0	0	94,934,870
Apr-23	721,216,792	626,261,486	0	0	0	94,955,306
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 21 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	304101154	110,000,000.00	110,000,000.00	395,000,000.00	02/25/14	16,466,796.00	1.48300	12/31/23	04/03/24	I/O
3	304101183	85,000,000.00	85,000,000.00	80,600,000.00	05/29/23	500,350.00	0.25710	06/30/23	06/06/21	I/O
12	302090012	17,637,530.64	17,842,374.04	30,700,000.00	04/09/14	(1,187,248.95)	(1.18040)	09/30/23	06/06/24	242
22	695100292	9,732,731.21	10,263,337.83	5,900,000.00	08/28/23	275,759.00	0.50430	09/30/23	06/06/24	242
Totals		222,370,261.85	223,105,711.87	512,200,000.00		16,055,656.05

© 2021 Computershare. All rights reserved. Confidential.										Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
1	304101154	RT	ME	02/16/24	13
Imminent default due to Borrower's inability to pay the loan in full at maturity date (4/3/24).

3	304101183	MU	NC	03/16/21	7

The collateral is a 304,772 SF mixed use property located in Charlotte, NC. The 4-story retail and office complex was built in 2008 and renovated in 2011. An August 2023 inspection found the asset in good overall condition. Title was received in

August 20 22. The submarket was greatly impacted by the COVID-19 pandemic but rebranding efforts, in conjunction with employees increasingly returning to the office, have caused a spike in new leasing prospects with ten newly signed leases as well as several execut ed renewals. Many of the new tenants are expected to open and commence rent payments in spring/summer 2024. As of January 2024, the asset was 38.7% occupied. An improvement plan to cure deferred maintenance was completed in February 2024. The special serv icer is working to lease the vacant spaces to stabilize the property.

12	302090012	OF	MI	11/21/23	13

The loan transferred to Special Servicing effective 11/21/2023 for imminent monetary default. The subject is a 360,280 SF office property located in Southfield, MI, built in 1985 and renovated in 2023. The collateral was 31.3% occupied in

February 2024. The loan is currently cash managed due to a major tenant failing to renew lease in time. The property was inspected January 10, 2024 and found to be in good condition at that time. PNA signed. Borrower and SS have exchanged proposals, but no draft terms have been agreed to. The SS will dual track foreclosing on the collateral and obtaining an appointment of a receiver while remaining available to discuss alternatives with the Borrower.

22	695100292	RT	PA	05/10/19	7

The loan transferred to special servicing effective 5/10/19 due to payment default. The loan is secured by a 201,712 sf retail property located in Johnstown, PA. The property was built in 1964 and currently does not have an anchor. Good Cents

Grocery occ upied 46,032 sf but vacated in December 2016. The 60,000 sf flex space tenant vacated at the end of November 2023. Occupancy at the end of February 2024 was 24%. The property was inspected 6/19/2023 and found to be in fair condition at that time. The T rust was the high bidder at the 3/11/2022 Sheriff's Sale. The Sheriff's Deed was recorded 4/14/22. The leasing team is focused on leasing the vacant space, including the 46,000 sf former grocer space and

60,000 sf flex space. The strategy is to lease u p and stabilize the property before disposition. The special servicer is re-evaluating the strategy and might dispose of the property in 2024.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 28

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1	304101154	0.00	4.66000%	0.00	4.66000%	10	11/03/20	11/03/20	12/07/20
1	304101154	0.00	4.66000%	0.00	4.66000%	10	12/07/20	11/03/20	11/03/20
28	302090028	9,065,207.00	5.13350%	9,065,207.00 5.13350%		10	05/04/20	05/06/20	07/06/20
28	302090028	0.00	5.13350%	0.00	5.13350%	10	07/06/20	05/06/20	05/04/20
Totals		9,065,207.00		9,065,207.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
41	304101173 12/10/21	5,470,756.78	3,700,000.00	3,594,065.83	477,810.77	3,360,074.65	2,882,263.88	2,588,492.90	0.00	92,203.61	2,496,289.29	39.86%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		5,470,756.78	3,700,000.00	3,594,065.83	477,810.77	3,360,074.65	2,882,263.88	2,588,492.90	0.00	92,203.61	2,496,289.29

* Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 25 of 28

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
41	304101173	04/13/23	0.00	0.00	2,496,289.29	0.00	0.00	(89,177.11)	0.00	0.00	2,496,289.29
		08/12/22	0.00	0.00	2,585,466.40	0.00	0.00	(3,026.50)	0.00	0.00
		12/10/21	0.00	0.00	2,588,492.90	0.00	0.00	2,588,492.90	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	2,496,289.29	0.00	0.00	2,496,289.29	0.00	0.00	2,496,289.29

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 28

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	12,222.22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	17,118.06	0.00	0.00	78,011.67	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	3,560.97	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	30.28	0.00	0.00	0.00
22	0.00	0.00	3,500.00	0.00	0.00	23,776.37	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	36,401.25	0.00	0.00	101,788.04	0.00	0.00	30.28	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		138,219.57

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28